Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Ordinary Shares Issued Relating to Achieving Earnings Targets or Rolling Chip Turnover Targets
The following summarizes the Ordinary Shares issued relating to achieving earnings targets or rolling chip turnover targets in association with the Company’s acquisitions of Kings’ Gaming, Bao Li Gaming and Oriental VIP room:

	Years Ended December 31,
	2015		2014		2013

King's Gaming (Note 9)	-	(1)	-	(1)	-	(1)

Bao Li Gaming (Note 10)	1,025,000	(2)	1,250,000	(2)	N/A

Oriental VIP Room (Note 11)	718,750	(3)	1,250,000	(3)	N/A

(1)	King’s Gaming did not meet its Gross Profit Target for the years ended December 31, 2014, 2013 and 2012, and therefore no shares for achieving those performance targets were issued.

(2)
Bao Li achieved the minimum rolling chip target and also reached the incremental earn out rolling chip target for 2013 and 2014, and therefore an aggregate of 1,250,000 and 1,025,000 Ordinary Shares were issued in the third quarter of 2014 and the second quarter of 2015, respectively.

(3)
The Oriental VIP Room achieved the minimum rolling chip target and also reached the incremental earn out rolling chip target for the 12 months ended June 30, 2014, and therefore an aggregate of 1,250,000 Ordinary Shares were issued in the fourth quarter of 2014.  The Oriental VIP Room achieved the minimum rolling chip target and also reached an additional incremental earn out rolling chip target for the 12 months ended June 30, 2015 and a total of 718,750 Ordinary Shares were issued during the third quarter of 2015.

Restatement Of Weighted Average Basic And Diluted Ordinary Shares And Net Income Loss Per Share [Table Text Block]
The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date.

Payment Date	Amount

April 26, 2013 (for the year 2012 Annual Dividend)	$4,142,199

September 20, 2013 (for the 2013 Six Month Dividend)	$4,803,178

October 14, 2014 (for the 2014 Six Month Dividend)	$1,539,260

June 22, 2015 (for the 2014 Annual Dividend)	$1,038,967

October 19, 2015 (for the 2015 Six Month Dividend)	$870,745

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
At December 31, 2015 and 2014, the Company has reserved 2,816,470 and 5,403,200 shares, respectively, of its authorized but unissued Ordinary Shares for possible future issuance in connection with the following:

	December 31,	December 31,
	2015	2014

Incentive Plans Shares	416,470	28,200

Contingently Issuable Incentive Shares-King's Gaming	500,000	600,000

Contingently Issuable Incentive Shares-Bao Li Gaming	650,000	2,275,000

Contingently Issuable Incentive Shares-Oriental VIP Room	1,250,000	2,500,000

Total	2,816,470	5,403,200